INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS
INTANGIBLE ASSETS

14.INTANGIBLE ASSETS

	Weighted Average		Accumulated
December 31, 2015	Amortization Rate	Cost	Amortization	Net
(millions of Canadian dollars)
Software	11.6%	1,295	516	779
Natural gas supply opportunities	4.0%	484	122	362
Power purchase agreements	3.8%	94	11	83
Land leases, permits and other	4.2%	163	39	124
		2,036	688	1,348

	Weighted Average		Accumulated
December 31, 2014	Amortization Rate	Cost	Amortization	Net
(millions of Canadian dollars)
Software	12.9%	1,049	337	712
Natural gas supply opportunities	3.7%	340	83	257
Power purchase agreements	3.4%	113	11	102
Land leases, permits and other	4.0%	124	29	95
		1,626	460	1,166

Total amortization expense for intangible assets was $158 million (2014 - $106 million) for the year ended December 31, 2015. The Company expects amortization expense for intangible assets for the years ending December 31, 2016 through 2020 of $180 million, $160 million, $144 million, $130 million and $117 million, respectively.